Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consisted of the following components (in millions):

	September 30, 2013	December 31, 2012
Finished goods and work-in-process	$104	$98
Raw materials and supplies	27	28

Total Inventories	$131	$126

Inventories consisted of the following components:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Finished goods and work-in-process	$98	$93
Raw materials and supplies	28	24

Total inventories	$126	$117